CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended					5 Months Ended		6 Months Ended		11 Months Ended
	Mar. 31, 2021	Jun. 30, 2022		Mar. 31, 2022	Jun. 30, 2021		Jun. 30, 2021		Jun. 30, 2022		Dec. 31, 2021
Formation and operating costs		$ 2,578,263			$ 2,185		$ 9,971		$ 6,399,478		$ 516,442
Loss from operations		(2,578,263)			(2,185)		(9,971)		(6,399,478)
Gain on investments held in Trust Account		297,047							348,332
Change in fair value of Forward Purchase and Backstop Securities		656,300			0		0		64,990
Net loss	$ (7,786)	(1,624,916)		$ (4,361,240)	(2,185)		(9,971)		(5,986,156)		$ (516,442)
Deemed dividend - Forward Purchase and Backstop Securities				$ (225,000)					(225,000)
Net loss attributable to ordinary shareholders		$ (1,624,916)			$ (2,185)		$ (9,971)		$ (6,211,156)
Class A ordinary shares
Weighted average shares outstanding, basic		23,000,000							23,000,000		9,857,143
Weighted average shares outstanding, diluted		23,000,000			5,000,000		5,000,000		23,000,000		9,857,143
Basic net loss per ordinary share		$ (0.06)							$ (0.21)		$ (0.03)
Diluted net loss per ordinary share		$ (0.06)			$ 0.00		$ 0.00		$ (0.21)		$ (0.03)
Class B ordinary shares
Weighted average shares outstanding, basic		5,750,000	[1]		5,000,000	[1]	5,000,000	[1]	5,750,000	[1]	5,321,429
Weighted average shares outstanding, diluted		5,750,000	[1]		5,000,000	[1]	5,000,000	[1]	5,750,000	[1]	5,321,429
Basic net loss per ordinary share		$ (0.06)			$ 0.00		$ 0.00		$ (0.21)		$ (0.03)
Diluted net loss per ordinary share		$ (0.06)			$ 0.00		$ 0.00		$ (0.21)		$ (0.03)

[1]	(1) For the period from February 5, 2021 (inception) through June 30, 2021, 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter are excluded from the basic and diluted weighted average shares outstanding, Class B ordinary shares (see Note 5). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).